Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Schedule of Movement of Lease Liabilities	The evolution of lease liabilities in 2022 and 2021 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2021	8,070
Additions	2,487
Principal and interests payments	(2,361)
Principal payments (Note 28)	(1,996)
Interests payments (Note 28)	(365)
Disposals	(59)
Business combinations	124
Accrued interests	393
Translation differences and hyperinflation adjustments	246
Transfers and others	(223)
Balance at 12/31/2022	8,677

Millions of euros	Lease liabilities
Balance at 12/31/2020	5,294
Additions	2,030
Sale of the towers division of Telxius	2,650
Principal and interests payments	(1,859)
Principal payments (Note 28)	(1,782)
Interests payments (Note 28)	(246)
Minus: Payments of companies held for sale and sold companies during 2021	169
Disposals	(288)
Business combinations	14
Accrued interests (1)	259
Translation differences and hyperinflation adjustments	29
Transfers and others	(59)
Balance at 12/31/2021	8,070
(1) Total accrued interests in 2021 amounted to 274 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 19).
Schedule of Maturity of Lease Liabilities
The maturity schedule of lease liabilities at December 31, 2022 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2023	2024	2025	2026	2027	Subsequent years	Non-current total	Total
Lease liabilities	2,107	1,700	1,413	1,064	851	2,173	7,201	9,308